SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

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                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          VALIC SEPARATE ACCOUNT A
           POLARIS CHOICE ELITE VARIABLE ANNUITY DATED MAY 2, 2016
          POLARIS PLATINUM ELITE VARIABLE ANNUITY DATED MAY 2, 2016

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The following replaces the information under the headings Nursing Home Waiver and Living Benefits, in the APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY table of the prospectus:


PROSPECTUS PROVISION        AVAILABILITY OR VARIATION                                           ISSUE STATE
------------------------    ---------------------------------------------------------------     -----------
Nursing Home Waiver         The Nursing Home Waiver is not available.                           California
                                                                                                Missouri
------------------------    ---------------------------------------------------------------     -----------
Polaris Income Plus         Charge will be deducted pro-rata from Variable Portfolios only.     New York
Polaris Income Builder                                                                          Missouri
                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
-------------------------   ---------------------------------------------------------------     -----------
Polaris Income Plus Daily   Charge will be deducted pro-rata from Variable Portfolios only.     New York
                                                                                                Missouri
                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
                                                                                                Hawaii
-------------------------   ----------------------------------------------------------------    -----------


Dated: June 20, 2016

             Please keep this Supplement with your Prospectus.